FINANCING - Bridge Financing (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2021	Oct. 28, 2021	Mar. 24, 2021
Debt Instrument [Line Items]
Debt instrument, face amount		$ 12.0
Bridge Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 5.0
Convertible Debt
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	8,385